First Quarter Report
March 31, 2023 (Unaudited)
CTIVP® – CenterSquare Real Estate Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
CTIVP® – CenterSquare Real Estate Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.3%
Issuer	Shares	Value ($)
Real Estate 99.3%
Data Center REITs 9.3%
Digital Realty Trust, Inc.	69,860	6,867,937
Equinix, Inc.	14,759	10,641,829
Total Data Center REITs		17,509,766
Diversified REITs 1.3%
Broadstone Net Lease, Inc.	144,620	2,459,986
Total Diversified REITs		2,459,986
Health Care REITs 11.7%
Healthpeak Properties, Inc.	143,670	3,156,430
Medical Properties Trust, Inc.	245,920	2,021,462
Omega Healthcare Investors, Inc.	81,340	2,229,530
Sabra Health Care REIT, Inc.	102,950	1,183,925
Ventas, Inc.	129,540	5,615,559
Welltower, Inc.	109,910	7,879,448
Total Health Care REITs		22,086,354
Hotel & Resort REITs 3.2%
Apple Hospitality REIT, Inc.	55,950	868,344
DiamondRock Hospitality Co.	87,700	713,001
Host Hotels & Resorts, Inc.	128,240	2,114,678
Park Hotels & Resorts, Inc.	76,109	940,707
Xenia Hotels & Resorts, Inc.	112,593	1,473,842
Total Hotel & Resort REITs		6,110,572
Industrial REITs 15.4%
Americold Realty Trust, Inc.	47,010	1,337,435
First Industrial Realty Trust, Inc.	97,270	5,174,764
Prologis, Inc.	160,465	20,021,218
Rexford Industrial Realty, Inc.	41,180	2,456,387
Total Industrial REITs		28,989,804
Multi-Family Residential REITs 11.8%
AvalonBay Communities, Inc.	41,320	6,944,239
Camden Property Trust	11,030	1,156,385
Equity Residential	115,960	6,957,600
Essex Property Trust, Inc.	3,930	821,920
Mid-America Apartment Communities, Inc.	15,370	2,321,485
UDR, Inc.	85,890	3,526,644
Common Stocks (continued)
Issuer	Shares	Value ($)
Veris Residential, Inc.(a)	38,201	559,263
Total Multi-Family Residential REITs		22,287,536
Office REITs 5.9%
Alexandria Real Estate Equities, Inc.	31,910	4,007,577
Boston Properties, Inc.	11,490	621,839
Cousins Properties, Inc.	53,545	1,144,792
Douglas Emmett, Inc.	134,204	1,654,735
Highwoods Properties, Inc.	61,230	1,419,924
Kilroy Realty Corp.	67,670	2,192,508
Total Office REITs		11,041,375
Other Specialized REITs 3.4%
Four Corners Property Trust, Inc.	27,405	736,098
Outfront Media, Inc.	37,960	616,091
VICI Properties, Inc.	154,750	5,047,945
Total Other Specialized REITs		6,400,134
Retail REITs 16.9%
Acadia Realty Trust	106,580	1,486,791
Agree Realty Corp.	62,290	4,273,717
Brixmor Property Group, Inc.	152,410	3,279,863
Kimco Realty Corp.	46,360	905,411
Realty Income Corp.	135,540	8,582,393
Regency Centers Corp.	36,728	2,247,019
Retail Opportunity Investments Corp.	41,919	585,189
RPT Realty	160,261	1,524,082
Simon Property Group, Inc.	54,330	6,083,330
Spirit Realty Capital, Inc.	38,600	1,537,824
Urban Edge Properties	84,570	1,273,624
Total Retail REITs		31,779,243
Self Storage REITs 8.7%
CubeSmart	45,380	2,097,464
Extra Space Storage, Inc.	15,060	2,453,726
Life Storage, Inc.	16,000	2,097,440
Public Storage	32,380	9,783,293
Total Self Storage REITs		16,431,923
2	CTIVP® – CenterSquare Real Estate Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – CenterSquare Real Estate Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Single-Family Residential REITs 7.7%
American Homes 4 Rent, Class A	59,580	1,873,791
Invitation Homes, Inc.	210,040	6,559,549
Sun Communities, Inc.	43,298	6,099,822
Total Single-Family Residential REITs		14,533,162
Telecom Tower REITs 4.0%
American Tower Corp.	16,769	3,426,577
SBA Communications Corp.	15,670	4,090,967
Total Telecom Tower REITs		7,517,544
Total Real Estate		187,147,399
Total Common Stocks (Cost: $199,203,042)		187,147,399

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(b),(c)	1,028,928	1,028,722
Total Money Market Funds (Cost: $1,028,725)		1,028,722
Total Investments in Securities (Cost $200,231,767)		188,176,121
Other Assets & Liabilities, Net		282,682
Net Assets		$188,458,803

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	1,713,043	2,795,461	(3,479,729)	(53)	1,028,722	149	13,734	1,028,928
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – CenterSquare Real Estate Fund | First Quarter Report 2023	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7030_12_B01_(05/23)